Stockholder's Equity (Details) - Schedule of Share-based Compensation, Activity	9 Months Ended
Sep. 30, 2016 $ / shares shares
Chief Executive Officer [Member]
Stockholder's Equity (Details) - Schedule of Share-based Compensation, Activity [Line Items]
Number of securities underlying unexercised option exercisable | shares	400,000
Option Exercise Price | $ / shares	$ 0.01
Option Expiration Date	Jan. 01, 2021
Officer and Director [Member]
Stockholder's Equity (Details) - Schedule of Share-based Compensation, Activity [Line Items]
Number of securities underlying unexercised option exercisable | shares	400,000
Option Exercise Price | $ / shares	$ 0.01
Option Expiration Date	Jan. 01, 2021